Annual Total Returns - Fidelity Freedom 2065 Fund [BarChart] - 03.31 Fidelity Freedom Funds Combo PRO - Class K6-11 - Fidelity Freedom 2065 Fund	Jul. 15, 2022
Bar Chart Table:
Annual Return, Inception Date	Jun. 28, 2019
Class K6
Bar Chart Table:
Annual Return 2020	18.33%
Annual Return 2021	16.75%